5. GROUP STRUCTURE (Details 9) - USD ($) $ in Millions		Jun. 20, 2019	Jun. 26, 2019
CT Barragan S.A. [member]
Disclosure of group structure [Line Items]
Total consideration transferred	[1]		$ (272.0)
Financial assets at fair value			16.0
Property, plant and equipment			477.0
Inventories			8.0
VRDs			(229.0)
Fair value of net assets			$ 272.0
Pampa Energia Bolivia S.A. [Member]
Disclosure of group structure [Line Items]
Acquisition cost	[2]	$ (0.4)
Contingent consideration	[3]	(0.1)
Total consideration transferred		(0.5)
Share value of the interest in the fair value of associates's identifiable assets and liabilities	[4]	9.0
Financial credit with OCP		14.2
Dividends to be received		2.5
Fair value of net assets		25.7
Profit	[5]	$ 25.2

[1]	Includes US$ 53 million for the purchase of the acquired VRDs and considers a US$ 10 million of a price adjustment in favor of CTB.
[2]	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of US$ 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction.
[3]	Contingent consideration for the reimbursement to AGIP calculated by estimating the probability of collection of the financial receivable with OCP Ltd. prior to its maturity in 2021.
[4]	Calculated based on the present value of expected dividend flows.
[5]	Disclosed under "Share of profit (loss) from associates and joint ventures"